Exploration for and evaluation of oil and natural gas resources - Summary of exploration and evaluation information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Exploration and evaluation costs
Exploration expenditure written off	$ 1,085	$ 1,603	$ 1,274
Exploration expense for the year	1,445	2,080	1,721
Intangible assets	17,284	18,355	18,183
Impairment and losses on sale of businesses and fixed assets	860	1,216	(1,664)
Exploration and appraisal expenditure
Exploration and evaluation costs
Intangible assets	15,989	17,026	16,960
India | Exploration And Evaluation Assets KG D6
Exploration and evaluation costs
Impairment and losses on sale of businesses and fixed assets			(234)
Upstream
Exploration and evaluation costs
Exploration expenditure written off	1,085	1,603	1,274
Other exploration costs	360	477	447
Exploration expense for the year	1,445	2,080	1,721
Liabilities	60	82	102
Net assets	15,929	16,944	16,858
Cash used in operating activities	360	477	447
Cash used in investing activities	1,119	1,901	2,920
Upstream | Exploration and appraisal expenditure
Exploration and evaluation costs
Impairment losses	137	0	62
Intangible assets	15,989	17,026	16,960
Upstream | Angola | Exploration and appraisal expenditure
Exploration and evaluation costs
Exploration expenditure written off		574
Upstream | Egypt | Exploration and appraisal expenditure
Exploration and evaluation costs
Exploration expenditure written off		208
Upstream | Gulf of Mexico | Exploration and appraisal expenditure
Exploration and evaluation costs
Exploration expenditure written off	447	$ 145	611
Intangible assets	2,300
Upstream | Brazil | Exploration and appraisal expenditure
Exploration and evaluation costs
Exploration expenditure written off			601
Upstream | India | Exploration and appraisal expenditure
Exploration and evaluation costs
Exploration expenditure written off			216
Upstream | India | Exploration And Evaluation Assets KG D6
Exploration and evaluation costs
Exploration expenditure written off			$ (319)
Upstream | Other Locations | Exploration and appraisal expenditure
Exploration and evaluation costs
Intangible assets	$ 1,600